Advanced Series Trust

Gateway Center Three

100 Mulberry Street

Newark, New Jersey 07102

February 1, 2013

VIA EDGAR SUBMISSION

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Registration Statement on Form N-1A of Advanced Series Trust
(Securities Act File No. 33-24962 and Investment Company Act File No. 811-5186)
Post-Effective Amendment No. 112 to the Registration Statement under the Securities Act of 1933 and Amendment No. 114 to the Registration Statement under the Investment Company Act of 1940

Ladies and Gentlemen:

On behalf of Advanced Series Trust (the Registrant), pursuant to the Securities Act of 1933 (the 1933 Act) and the Investment Company Act of 1940 (the 1940 Act), transmitted herewith for filing with the Securities and Exchange Commission (the Commission) is Post-Effective Amendment No. 112 to the Registration Statement under the 1933 Act and Amendment No. 114 to the Registration Statement under the 1940 Act (the Amendment).  The Amendment is being filed pursuant to Rule 485(a)(2) under the 1933 Act.  The Amendment is being filed for the purpose of adding the AST BlackRock iShares ETF Portfolio, the AST AQR Large-Cap Portfolio, the AST QMA Large-Cap Portfolio, the AST Defensive Asset Allocation Portfolio and the AST Franklin Templeton Founding Funds Plus Portfolio (collectively, the New AST Portfolios) as five new series of the Registrant. The Registrant currently expects that the New AST Portfolios will commence operations on or about April 29, 2013.

Summary.  Except for the disclosure relating to the new subadvisory arrangements, the Amendment is not intended to otherwise amend the Registrant’s current prospectus, dated April 30, 2012 (the Current Prospectus), or the Registrant’s current statement of additional information, dated April 30, 2012 (the Current Statement of Additional Information).  The Current Prospectus and Current Statement of Additional Information remain unchanged except as described herein.

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The Registrant acknowledges that (i) the Registrant is responsible for the adequacy and accuracy of the disclosure in the Amendment; (ii) Commission staff comments or changes to disclosure in the Amendment in response to Commission staff comments do not foreclose the Commission from taking any action with respect to the Amendment; and (iii) the Registrant may not assert Commission staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

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Should you have any questions or comments with respect to the foregoing, or if I can be of any further assistance in facilitating the Commission Staff’s review, please contact me at 973-367-5401.  Thank you for your assistance in this matter.

Respectfully submitted,

/s/ Amanda S. Ryan

Amanda S. Ryan
Assistant Secretary
Advanced Series Trust